Short-Term and Long-Term Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Short-Term and Long-Term Financial Liabilities [Abstract]
Schedule of Borrowings

As of December 31, 2023 and 2022 the details of the borrowings are as follows:

	Contractual interest rate %	Maturity date	2023	2022
Short Term Loan, net	10.25%	July 10, 2024	5,359,454	—
Convertible note, long term	15.00%	July 10, 2028	34,514,741	—
Convertible note, long term	15.00%	July 10, 2028	15,940,386	—
Convertible note, long term	15.00%	July 10, 2028	1,160,766	—
Convertible note, long term	15.00%	July 10, 2028	1,092,217	—
Convertible note, long term	15.00%	July 10, 2028	546,109	—
Short-term loan, net	15.70%	March 1, 2023	—	298,838
Prefunded convertible note, long term	20.00%	August 18, 2024	—	2,151,128
Prefunded convertible note, long term	20.00%	October 9, 2024	—	3,136,796
Prefunded convertible note, long term	20.00%	December 8, 2024	—	5,115,616
Term loan, net	10.25%	January 21, 2024	133,036	1,731,730
Term loan, net	10.25%	December 17, 2024	3,260,290	6,521,082
Term loan, net	10.25%	December 11, 2025	1,351,265	1,947,063
Term loan, net	10.25%	October 11, 2025	1,892,433	2,771,901
Total financial liabilities, net			65,250,697	23,674,154
Of which classified as Current Financial Liabilities, net			10,447,906	7,293,982
Of which classified as Non-Current Financial Liabilities, net			54,802,791	16,380,172

Schedule of Maturity Profile of inancial Liabilities

As at December 31, maturity profile of financial liabilities comprised the following:

Year ending December 31:	Dec 31, 2023	Dec 31, 2022
2023	—	7,293,982
2024	10,447,906	14,903,496
2025	6,447,769	1,476,676
2026	4,448,513	—
2027	4,039,287	—
2028	39,867,222	—
Total	65,250,697	23,674,154